Schedule of Common Stock Subject to Possible Redemption (Details) - Globallink Investment Inc [Member] - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Common stock subject to possible redemption shares	277,511			2,562,567	2,562,567
Common stock subject to possible redemption value	$ 2,816,791			$ 27,938,713	$ 27,938,713
Common stock subject to possible redemption shares	277,511	2,562,567			277,511	2,562,567
Common stock subject to possible redemption value	$ 2,822,505	$ 29,223,707			$ 2,816,791	$ 27,938,713
Common Stock Subject to Mandatory Redemption [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Common stock subject to possible redemption shares	277,511	2,562,567	2,562,567	2,562,567	2,562,567	11,500,000
Common stock subject to possible redemption value	$ 2,816,791	$ 28,835,301	$ 28,394,477	$ 27,938,713	$ 27,938,713	$ 117,864,419
Less:Redemptions shares (paid in April and November 2023)						(8,937,433)
Less: Redemptions value					$ (26,890,379)	$ (93,521,369)
Plus: Remeasurement of carrying amount to redemption shares
Plus: Remeasurement of carrying amount to redemption value	$ 5,714	$ 388,406	$ 440,824	$ 455,764	$ 1,768,457	$ 3,595,663
Common stock subject to possible redemption shares	277,511	2,562,567	2,562,567	2,562,567	277,511	2,562,567
Common stock subject to possible redemption value	$ 2,822,505	$ 29,223,707	$ 28,835,301	$ 28,394,477	$ 2,816,791	$ 27,938,713
Less:Redemptions shares (paid in April and November 2023)					(2,285,056)	(8,937,433)